Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 31, 2018
Trading Symbol	GLDW
Entity Registrant Name	World Gold Trust
Entity Central Index Key	0001618181
Entity Filer Category	Non-accelerated Filer